Shareholders' Equity - Dividends Declared (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended												12 Months Ended
	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016
Equity [Abstract]
Dividends declared per share (USD per share)	$ 0.50	$ 0.50	$ 0.5	$ 0.45	$ 0.45	$ 0.4	$ 0.4	$ 0.35	$ 0.35	$ 0.35	$ 0.35	$ 0.3	$ 1.95	$ 1.60	$ 1.35
Dividends declared	$ 349	$ 350	$ 357	$ 322	$ 324	$ 289	$ 291	$ 251	$ 254	$ 256	$ 261	$ 225